SCHEDULE OF INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2023 CAD ($)
Disclosure of detailed information about investment property [abstract]
Balance	$ 192,583
Change in fair value	96,960
Balance	$ 289,543